Guarantees, commitments, pledged assets and contingencies - Summary of Future Minimum Lease Payments under Finance Leases (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of finance lease by lessee [line items]
Total future minimum lease payments	$ 50	$ 38
Future interest charges	(4)	(4)
Present value of finance lease commitments	46	34
Under 1 year [member]
Disclosure of finance lease by lessee [line items]
Total future minimum lease payments	25	17
Future interest charges	(2)	(2)
Present value of finance lease commitments	23	15
1 to 5 years [member]
Disclosure of finance lease by lessee [line items]
Total future minimum lease payments	25	21
Future interest charges	(2)	(2)
Present value of finance lease commitments	$ 23	$ 19